Deferred Income (Details Narrative) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Total deferred income	$ 232,387	$ 127,403	$ 188,342